INCOME TAXES - Income Before Income Tax Benefit (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income before income taxes	$ 12,206	$ 82,557	$ 77,815	$ 81,473